CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Millions	Total	Common Shares Outstanding	Preferred Stock	Additional Paid-In Capital	Reserve for ESOP Debt Retirement	Accumulated Other Comprehensive Income (loss)	Treasury Stock	Retained Earnings	Noncontrolling Interest
BEGINNING BALANCE (in shares) at Jun. 30, 2012		2,748,033
BEGINNING BALANCE at Jun. 30, 2012	$ 64,035	$ 4,008	$ 1,195	$ 63,181	$ (1,357)	$ (9,333)	$ (69,604)	$ 75,349	$ 596
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	11,402							11,312	90
Other Comprehensive Income (Loss), Net of Tax	1,834					1,834
Dividends to shareholders:
Common	(6,275)							(6,275)
Preferred dividends, net of tax benefits	(244)							(244)
Treasury Stock, Shares, Acquired		84,234
Payments for Repurchase of Common Stock	5,986						5,986
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		70,923
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options	3,926	$ 1		352			3,573
Preferred stock conversions (in shares)		7,605
Preferred stock conversions	0		(58)	(7)			(51)
ESOP debt impacts	60				5			55
Noncontrolling interest	(43)			(2)					(41)
ENDING BALANCE (in shares) at Jun. 30, 2013		2,742,327
ENDING BALANCE at Jun. 30, 2013	68,709	$ 4,009	1,137	63,538	(1,352)	(7,499)	(71,966)	80,197	645
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	11,785							11,643	142
Other Comprehensive Income (Loss), Net of Tax	(163)					(163)
Dividends to shareholders:
Common	(6,658)							(6,658)
Preferred dividends, net of tax benefits	(253)							(253)
Treasury Stock, Shares, Acquired		74,987
Payments for Repurchase of Common Stock	6,005						6,005
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		40,288
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options	2,508			364			2,144
Preferred stock conversions (in shares)		3,178
Preferred stock conversions	0		(26)	(4)			(22)
ESOP debt impacts	73				12			61
Noncontrolling interest	(20)			(5)					(25)
ENDING BALANCE (in shares) at Jun. 30, 2014		2,710,806
ENDING BALANCE at Jun. 30, 2014	69,976	$ 4,009	1,111	63,911	(1,340)	(7,662)	(75,805)	84,990	762
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	7,144							7,036	108
Other Comprehensive Income (Loss), Net of Tax	(5,118)					(5,118)
Dividends to shareholders:
Common	(7,028)							(7,028)
Preferred dividends, net of tax benefits	(259)							(259)
Treasury Stock, Shares, Acquired		54,670
Payments for Repurchase of Common Stock	4,604						4,604
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		54,100
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options	3,309			156			3,153
Preferred stock conversions (in shares)		4,335
Preferred stock conversions	0		(34)	(4)			(30)
ESOP debt impacts	88				20			68
Noncontrolling interest	(458)			219					(239)
ENDING BALANCE (in shares) at Jun. 30, 2015		2,714,571
ENDING BALANCE at Jun. 30, 2015	$ 63,050	$ 4,009	$ 1,077	$ 63,852	$ (1,320)	$ (12,780)	$ (77,226)	$ 84,807	$ 631